Market Concentrations and Risks	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Market Concentrations and Risks
Market Concentrations and Risks
Concentrations of Credit
We sell our products to many customers in several markets across multiple geographic areas. The ten largest customers, of which six are distributors, constitute in aggregate approximately 33%, 33%, and 33% of revenues in 2016, 2015, and 2014, respectively.
Unconditional Commodity Purchase Obligations
At December 31, 2016, we were committed to purchase approximately 1.6 million pounds of copper at an aggregate fixed cost of $3.9 million. At December 31, 2016, this fixed cost was $0.1 million less than the market cost that would be incurred on a spot purchase of the same amount of copper. The aggregate market cost was based on the current market price of copper obtained from the New York Mercantile Exchange. In addition, at December 31, 2016, we were committed to purchase 0.5 million pounds of aluminum at an aggregate fixed cost of $0.4 million. At December 31, 2016, this fixed cost approximated the market cost that would be incurred on a spot purchase of the same amount of aluminum. These commitments will mature in 2017 and early 2018.
Labor
Approximately 21% of our labor force is covered by collective bargaining agreements at various locations around the world. Approximately 19% of our labor force is covered by collective bargaining agreements that we expect to renegotiate during 2017.

Fair Value of Financial Instruments
Our financial instruments consist primarily of cash and cash equivalents, trade receivables, trade payables, and debt instruments. The carrying amounts of cash and cash equivalents, trade receivables, and trade payables at December 31, 2016 are considered representative of their respective fair values. The carrying amount of our debt instruments at December 31, 2016 and 2015 was $1,643.4 million and $1,753.0 million, respectively. The fair value of our senior subordinated notes at December 31, 2016 and 2015 was approximately $1,693.2 million and $1,416.6 million, respectively, based on quoted prices of the debt instruments in inactive markets (Level 2 valuation). This amount represents the fair values of our senior subordinated notes with a carrying value of $1,643.4 million and $1,459.1 million as of December 31, 2016 and 2015, respectively. We believe the fair value of our Term Loan and the balance outstanding under our Revolver approximated book value as of December 31, 2015.